20 Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of non-derivative financial instruments and other liabilities
20.2	Non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2019	2018	2019	2018

Cash and cash equivalents	5
Cash and banks		Amortized cost		2,303,231	2,228,964	2,303,231	2,228,964
Financial investments in Brazil		Fair value through profit or loss	Level 2	1,963,185	1,754,561	1,963,185	1,754,561
Financial investments abroad		Fair value through profit or loss	Level 2	2,537,464	1,564,112	2,537,464	1,564,112
				6,803,880	5,547,637	6,803,880	5,547,637

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,588,426	2,247,272	1,588,426	2,247,272
Time deposit investments		Amortized cost	Level 2	38,759	49,630	38,759	49,630
Other		Fair value through profit or loss	Level 2	70,027	70,709	70,027	70,709
				1,697,212	2,367,611	1,697,212	2,367,611

Trade accounts receivable	7	Amortized cost		2,246,248	3,045,463	2,246,248	3,045,463
Trade accounts receivable	7	Fair value through profit or loss	Level 2	60,403	47,540	60,403	47,540

Trade payables	15	Amortized cost		9,120,826	8,378,504	9,120,826	8,378,504

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	24,583,325	21,930,575	25,790,532	22,028,040
Foreign currency - other borrowings			Level 2	3,567,336	2,578,147	3,218,410	2,277,069
Local currency			Level 2	1,367,538	736,388	1,075,803	598,926
				29,518,199	25,245,110	30,084,745	24,904,035

Braskem Idesa borrowings	17	Amortized cost
Project Finance			Level 2	6,685,703	10,594,117	6,116,434	9,367,878
Bond			Level 1	3,640,381		3,892,878	-
				10,326,084	10,594,117	10,009,312	9,367,878

Debentures	18	Amortized cost	Level 2	274,567	294,509	293,282	239,976

Loan to non-controlling shareholder of Braskem Idesa	9	Amortized cost		2,395,887	2,183,830	2,395,887	2,183,830

Leniency agreement	25	Amortized cost		1,742,268	1,842,518	1,742,268	1,842,518

Provision - geological event in Alagoas	26	Amortized cost		3,383,067		3,383,067

Other financial liabilities	28	Amortized cost		516,933		516,933

Schedule of changes in derivative financial instruments
20.3.1	Changes

						Net			Net
			Operation characteristics			(Asset)/			(Asset)/
		Fair value	Principal exposure		Accumulated	Liability	Change in	Financial	Liability
Identification	Note	hierarchy		Derivatives	OCI (equity)	2018	fair value	settlement	2019

Non-hedge accounting transactions
Exchange swap		Level 2	Argentine peso	Dollar		517	172	(393)	296
NCE swap		Level 2	Real	Dollar		5,231	14,484	5,889	25,604
						5,748	14,656	5,496	25,900

Hedge accounting transactions
Dollar put option	(a.i)	Level 2	Real	Dollar	2,297	36,139	(38,437)		(2,298)
Dollar swap	(a.ii)	Level 2	Real	Dollar+Fixed rates	(38,620)	183,398	(64,133)	(80,645)	38,620
Interest rate swaps	(a.iii)	Level 2	Libor	Fixed rates	(234,372)	(67,664)	77,998	16,373	26,707
Dollar swap CDI	(a.ii)	Level 2	Real	Dollar+Fixed rates	(107,246)		107,246		107,246
					(377,941)	151,873	82,674	(64,272)	170,275

Derivatives
Current assets						(27,714)			(4,712)
Non-current assets						(46,664)			(17,877)
Current liabilities						70,305			49,251
Non-current liabilities						161,694			169,513
						157,621			196,175

Schedule of interest rate swap linked to Libor

Interest rate swap linked to Libor

Identification	Nominal value	Hedge	Maturity		Fair value, net
	US$	(interest rate per year)		2019	2018
Swap Libor I to VI	761,153	1.9825%	Aug-2025	26,707	(67,664)
Total	761,153			26,707	(67,664)

Derivatives
Current assets					(21,000)
Non-Current assets					(46,664)
Current liabilities				5,768
Non-Current liabilities				20,939
Total				26,707	(67,664)

Schedule of non-derivative financial liabilities designated to hedge accounting

Therefore, on December 31, 2019, exports that were designated not yet realized and not discontinued are shown below:

Total nominal value
US$

2020	724,000
2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	200,000
5,398,854

Schedule of financial liability maturity

On December 31, 2019, the maturities of financial liabilities designated, within the scope of the consolidated balance sheet, were as follows:

Total nominal value
US$

2020	724,000
2021	336,000
2023	200,000
2024	688,854
2025	400,000
2028	1,250,000
2030	800,000
2031	800,000
2032	200,000
5,398,854

Schedule of future hedged sales

The following table provides the balance of discontinued hedge accounting in the year ended December 31, 2019 (US$1,617,371), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) in accordance with the schedule of future hedged sales:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

Hedge descontinued - Fourth quarter 2019	1,617,371	2.0017	3.9786	3,197,381
	1,617,371			3,197,381

Schedule of exchange variation

The following table provides the balances of exchange variation recognized in the Company’s net financial income (expenses) due to the realization of exports designated, for this hedge in the 12-month period ended December 31, 2019:

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value

First quarter	150,000	2.0017	3.7448	261,465
Second quarter	183,495	2.0017	3.9043	349,118
Third quarter	183,495	2.0017	3.7734	325,098
Fourth quarter	216,990	2.0017	4.0729	449,430
	733,980			1,385,111

Schedule of changes in foreign exchange variation and income tax and social contribution

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” of this hedge are as follows:

	Exchange	Income tax and	Net
	variation	social contribution	effect

At December 31, 2018	(8,937,217)	3,038,653	(5,898,564)

Exchange variation recorded in the period on OCI / Income tax and social contribution	(856,068)	291,063	(565,005)

Exchange variation transferred to profit or loss / Income tax and social contribution	1,385,121	(470,941)	914,180

At December 31, 2019	(8,408,164)	2,858,775	(5,549,389)

Schedule of hedged exports	The quarterly schedule of hedged exports in the next quarter of 2020 follows:
Total nominal
value US$

First quarter	181,000
Second quarter	181,000
Third quarter	181,000
Fourth quarter	181,000
724,000

Schedule of designated and unrealized sales

As of December 31, 2019, designated and unrealized sales were as follows:

Nominal value
US$

2020	179,982
2021	208,901
2022	183,300
2023	230,967
2024	251,869
2025	227,716
2026	192,592
2027	89,963
2028	71,898
2029	15,219
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,552,407

Schedule of financial instruments designated for hedge

The following table shows the changes in financial instruments designated for this hedge in the year:

				US$
		Hedge
	2018	discontinued	Designations	2019

Designated balance	5,550,205	(2,351,351)	2,200,00	5,398,854

The following table shows the changes in financial instruments designated for this hedge in the year:

					US$
		Discontinued	Realization of the	New
	2018	hedge	discontinued hedge	designations	2019

Designated balance	2,708,856	(1,056,869)	420	900,000	2,552,407

Schedule of designated financial liabilities maturities

In 2019, the designated financial liabilities to hedge future sales were distributed as follows:

Nominal value
US$

2020	179,982
2021	208,901
2022	183,300
2023	230,967
2024	251,869
2025	227,716
2026	192,592
2027	89,963
2028	71,898
2029	15,219
2030	225,000
2031	225,000
2032	225,000
2033	225,000
2,552,407

Schedule of discontinued hedge accounting

The following table provides the amounts of hedge accounting discontinued in the year ended December 31, 2019 (US$838,596), which is recorded in Braskem Idesa’s shareholders’ equity under “Other comprehensive income” and will be transferred to financial income (expenses) according to the schedule of future hedged sales as they occur:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

Hedge discontinued in May-2016	10,996	13.4541	17.9915	49,893	10,647
Hedge discontinued in Dec-2019	795,533	13.6663	19.6113	4,729,441	1,009,263
Hedge discontinued in Dec-2019	32,066	13.4541	19.3247	188,247	40,172
	838,595			4,967,581	1,060,082

Schedule of exchange variation - Braskem Idesa

The following table provides the balances of exchange variation recognized in Braskem Idesa’s financial income (expenses) due to the realization of sales designated for this hedge in the year ended December 31, 2019:

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value

First quarter	56,383	13.6544	19.2153	313,540	60,811
Second quarter	56,383	13.6544	19.0768	305,731	63,995
Third quarter	57,629	13.6547	19.6178	343,647	70,181
Fourth quarter	58,875	13.6549	19.3564	335,676	72,159
	229,270			1,298,594	267,146

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

The changes in foreign exchange variation and Income Tax and Social Contribution under “Other comprehensive income” are as follows:

	Exchange		Net
	variation	Income tax	effect

At December 31, 2018	(3,292,388)	988,451	(2,303,937)

Exchange variation recorded in the period on OCI / Income tax	464,806	(139,442)	325,364

Exchange variation transferred to profit or loss / Income tax	267,146	(80,144)	187,002

At December 31, 2019	(2,560,436)	768,865	(1,791,571)

Schedule of hedged exports - Braskem Idesa

The realization expected for 2020 will occur in accordance with the payments under the project finance, and the exchange variation recorded in “Other comprehensive income” will be written off to the financial results. Below is the quarterly schedule of hedged sales in U.S. dollars in 2020:

Nominal value
US$

First quarter	61,369
Second quarter	65,612
Third quarter	69,855
Fourth quarter	69,855
266,691

Schedule of trade accounts receivable by credit ratings

On December 31, 2019 and 2018, considering the stages 1, 2 and 3 of expected credit losses, the percentage of trade accounts receivable by risk ratings was as follows:

				(%)
			2019	2018
1	Minimal Risk		74.23	67.50
2	Low Risk		14.89	18.60
3	Medium Risk		7.82	7.61
4	High Risk		1.06	5.02
5	Very High Risk	(i)	1.99	1.27

(i) Most clients in this group are inactive and the respective accounts are in the process of collection actions in the courts. Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of default indicators	Default indicators:
	Last 12 months
	Domestic	External
	market	market
December 31, 2019	0.05%	0.17%
December 31, 2018	0.08%	0.45%
December 31, 2017	0.08%	0.19%

Schedule of financial assets with and without risk assessment

In order to determine the credit ratings of counterparties of financial assets classified under cash and cash equivalents, and financial investments, the Company uses the risk rating of agencies Standard & Poor’s, Moody’s and Fitch Ratings, within the limits established in its financial policy approved by the Board of Directors.

		2019	2018
Financial assets with risk assessment
AAA		5,475,075	4,294,100
AA+		109,933	1,175,098
AA			79,136
AA-		1,458,424	1,076
A+		159,848	1,103,647
A		121,132	165,899
A-		1,171,746	169,580
BBB+			917,541
BB+			252
BB-			29
		8,496,158	7,906,358
Financial assets without risk assessment
Other financial assets with no risk assessment	(i)	4,934	8,890
		4,934	8,890

Total		8,501,092	7,915,248

(i)	Investments approved by the Management of the Company, in accordance with the financial policy.

Schedule of sensitivity analysis

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario.

	Gain (losses)
		Possible adverse	Extreme adverse
Instrument / Sensitivity	Probable	(25%)	(50%)

Brazilian real/U.S. dollar exchange rate
Bonds	(345,206)	(7,055,927)	(14,111,853)
Braskem Idesa borrowings	(81,773)	(1,671,426)	(3,342,851)
Export prepayments	(10,559)	(215,823)	(431,647)
Investments	(9,190)	(187,844)	(375,688)
SACE	(20,536)	(419,744)	(839,487)
Dollar put option	(9,931)	(478,958)	(1,685,285)
Dollar swap	(4,033)	(82,372)	(164,742)
Swap NCE	(5,271)	(107,743)	(215,486)
Dollar swap x CDI	(16,809)	(345,832)	(691,949)
Financial investments abroad	(45,323)	(926,395)	(1,852,791)

Libor floating interest rate
Export prepayments	(7,625)	(38,124)	(76,248)
Swaps	(5,730)	37,283	73,854
Braskem Idesa borrowings	(89,189)	(445,944)	(891,887)

CDI interest rate
Export credit notes	12,982	(20,906)	(41,331)
Debentures	5,778	(6,495)	(13,154)
Financial investments in local currency		41,830	83,679

IPCA interest rate
Debentures	11,644	(18,569)	(37,943)

TLP interest rate
FINAME		(4)	(7)

Selic interest rate
Leniency agreement		(53,042)	(106,946)